Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 437,843,060.46
Total Fee Amount	60,466.13
Total Offset Amount	0.00
Net Fee	$ 60,466.13
Offering Table N/A
Offset Table N/A	N/A